STOCKHOLDERS’ EQUITY (DEFICIENCY) (Common Shares Reserved For Future Issuance) (Details) (Abhd Shares [Member])	12 Months Ended
Dec. 31, 2012
Abhd Shares [Member]
Conversion of convertible AbTech preferred stock	6,563,943
Shares issuable upon conversion of debt	3,335,367
Stock options outstanding	9,577,958
Warrants to purchase common stock	7,889,600
Common Stock, Capital Shares Reserved for Future Issuance	27,366,868